Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥) security	Mar. 31, 2024 JPY (¥) security
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 21,214,098	¥ 19,994,182
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	123,701	20,779
Available-for-sale debt securities, Fair value, 12 months or more	3,762,645	5,230,206
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	217,766	259,469
Available-for-sale debt securities, Fair value, Total	24,976,743	25,224,388
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 341,467	¥ 280,248
Available-for-sale debt securities, Number of securities | security	1,288	1,507
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 19,809,049	¥ 18,640,364
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	109,736	9,427
Available-for-sale debt securities, Fair value, 12 months or more	1,160,183	1,756,792
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	122,881	116,671
Available-for-sale debt securities, Fair value, Total	20,969,232	20,397,156
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 232,617	¥ 126,098
Available-for-sale debt securities, Number of securities | security	311	440
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 30,167	¥ 416,047
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	82	1,502
Available-for-sale debt securities, Fair value, 12 months or more	279,731	520,133
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	9,697	8,298
Available-for-sale debt securities, Fair value, Total	309,898	936,180
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 9,779	¥ 9,800
Available-for-sale debt securities, Number of securities | security	282	574
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 710,517	¥ 358,973
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	9,198	9,306
Available-for-sale debt securities, Fair value, 12 months or more	1,584,560	1,942,369
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	73,430	121,323
Available-for-sale debt securities, Fair value, Total	2,295,077	2,301,342
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 82,628	¥ 130,629
Available-for-sale debt securities, Number of securities | security	104	97
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 206,591	¥ 167,004
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	3,069	467
Available-for-sale debt securities, Fair value, 12 months or more	413,226	442,274
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	8,455	3,582
Available-for-sale debt securities, Fair value, Total	619,817	609,278
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 11,524	¥ 4,049
Available-for-sale debt securities, Number of securities | security	483	309
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 0	¥ 185,197
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	0	14
Available-for-sale debt securities, Fair value, 12 months or more	274,894	343,621
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	211	331
Available-for-sale debt securities, Fair value, Total	274,894	528,818
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 211	¥ 345
Available-for-sale debt securities, Number of securities | security	9	14
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 244,037	¥ 23,810
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,193	9
Available-for-sale debt securities, Fair value, 12 months or more	1,252	160,109
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	6	1,868
Available-for-sale debt securities, Fair value, Total	245,289	183,919
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,199	¥ 1,877
Available-for-sale debt securities, Number of securities | security	25	17
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 213,737	¥ 202,787
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	423	54
Available-for-sale debt securities, Fair value, 12 months or more	48,799	64,908
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,086	7,396
Available-for-sale debt securities, Fair value, Total	262,536	267,695
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 3,509	¥ 7,450
Available-for-sale debt securities, Number of securities | security	74	56